Federated Hermes Short Duration High Yield ETF Average Annual Total Returns		12 Months Ended	49 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.08%)
ICE BofA 0-5 Year BB/B US High Yield Constrained Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.80%	5.24%
Lipper Short High Yield Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.58%	4.75%
Federated Hermes Short Duration High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	4.58%
Performance Inception Date			Dec. 16, 2021
Federated Hermes Short Duration High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.21%	1.92%
Federated Hermes Short Duration High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.57%	2.30%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The ICE BofA 0-5 Year BB-B US High Yield Constrained Index tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued and settled in the US domestic market. Qualifying securities must have less than five years remaining term to final maturity, at least 18 months to final maturity at point of issuance, be rated BB1 through B3, inclusive, based on an average of Moody’s S&P and Fitch, have a fixed coupon schedule and a minimum amount outstanding of $250 million.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., with the primary objective of investing in domestic or regionally focused bonds within the noninvestment-grade classification (below BBB) and are not adjusted to reflect any sales charges.